Analysis of segment statement of financial position by business type (Details) - GBP (£) £ in Millions		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets
Goodwill		£ 510
Deferred acquisition costs and other intangible assets		12,659
Reinsurers' share of insurance contract liabilities		10,151
Other assets		7,261
Investment properties		11
Investment in joint ventures and associates accounted for using the equity method		1,030
Financial investments		299,529
Cash and cash equivalents		5,208		£ 5,030
Total assets		554,683
Total equity		19,695	£ 17,267	£ 15,890	£ 16,094
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		285,168
Core structural borrowings of shareholder-financed businesses		7,441
Unallocated surplus of with-profits funds		2,944
Operational borrowings attributable to shareholder-financed businesses	[1]	1,664
Borrowings attributable to with-profits businesses	[1]	238
Other liabilities		26,146
Total liabilities		534,988
Total equity and liabilities		554,683
With-profits
Assets
Deferred acquisition costs and other intangible assets		58	56
Operating segments | Asia
Assets
Goodwill		510	498
Deferred acquisition costs and other intangible assets		3,624	2,937
Reinsurers' share of insurance contract liabilities		3,621	2,777
Other assets		4,319	3,916
Investment properties		5	5
Investment in joint ventures and associates accounted for using the equity method		1,030	991
Financial investments		93,476	80,886
Cash and cash equivalents		2,222	2,189
Total assets		108,807	94,199
Total equity		7,656	6,428
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		84,077	73,216
Unallocated surplus of with-profits funds		3,034	2,511
Operational borrowings attributable to shareholder-financed businesses		137	61
Borrowings attributable to with-profits businesses		238	19
Other liabilities		13,665	11,964
Total liabilities		101,151	87,771
Total equity and liabilities		108,807	94,199
Operating segments | US
Assets
Deferred acquisition costs and other intangible assets		8,990	8,747
Reinsurers' share of insurance contract liabilities		6,527	6,662
Other assets		3,908	3,588
Investment properties		6	6
Financial investments		203,898	182,910
Cash and cash equivalents		1,184	3,005
Total assets		224,513	204,918
Total equity		6,752	5,624
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		202,152	185,600
Core structural borrowings of shareholder-financed businesses		196	196
Operational borrowings attributable to shareholder-financed businesses		800	328
Other liabilities		14,613	13,170
Total liabilities		217,761	199,294
Total equity and liabilities		224,513	£ 204,918
Operations within segments | Asia insurance operations
Assets
Goodwill		252
Deferred acquisition costs and other intangible assets		3,612
Reinsurers' share of insurance contract liabilities		3,621
Other assets		4,198
Investment properties		5
Investment in joint ventures and associates accounted for using the equity method		859
Financial investments		93,313
Cash and cash equivalents		2,113
Total assets		107,973
Total equity		7,077
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		84,077
Unallocated surplus of with-profits funds		3,034
Operational borrowings attributable to shareholder-financed businesses		124
Borrowings attributable to with-profits businesses		238
Other liabilities		13,423
Total liabilities		100,896
Total equity and liabilities		107,973
Operations within segments | Asia insurance operations | With-profits
Assets
Deferred acquisition costs and other intangible assets		58
Reinsurers' share of insurance contract liabilities		83
Other assets		2,526
Financial investments		54,687
Cash and cash equivalents		534
Total assets		57,888
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		48,041
Unallocated surplus of with-profits funds		3,034
Borrowings attributable to with-profits businesses		238
Other liabilities		6,575
Total liabilities		57,888
Total equity and liabilities		57,888
Operations within segments | Asia insurance operations | Unit-linked
Assets
Other assets		315
Financial investments		18,492
Cash and cash equivalents		400
Total assets		19,207
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		17,594
Operational borrowings attributable to shareholder-financed businesses		36
Other liabilities		1,577
Total liabilities		19,207
Total equity and liabilities		19,207
Operations within segments | Asia insurance operations | Other business
Assets
Goodwill		252
Deferred acquisition costs and other intangible assets		3,554
Reinsurers' share of insurance contract liabilities		3,538
Other assets		1,357
Investment properties		5
Investment in joint ventures and associates accounted for using the equity method		859
Financial investments		20,134
Cash and cash equivalents		1,179
Total assets		30,878
Total equity		7,077
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		18,442
Operational borrowings attributable to shareholder-financed businesses		88
Other liabilities		5,271
Total liabilities		23,801
Total equity and liabilities		30,878
Operations within segments | Asia asset management
Assets
Goodwill		258
Deferred acquisition costs and other intangible assets		12
Other assets		156
Investment in joint ventures and associates accounted for using the equity method		171
Financial investments		163
Cash and cash equivalents		109
Total assets		869
Total equity		579
Liabilities
Operational borrowings attributable to shareholder-financed businesses		13
Other liabilities		277
Total liabilities		290
Total equity and liabilities		869
Operations within segments | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets		8,990
Reinsurers' share of insurance contract liabilities		6,527
Other assets		3,834
Investment properties		6
Financial investments		203,880
Cash and cash equivalents		1,130
Total assets		224,367
Total equity		6,702
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		202,152
Core structural borrowings of shareholder-financed businesses		196
Operational borrowings attributable to shareholder-financed businesses		767
Other liabilities		14,550
Total liabilities		217,665
Total equity and liabilities		224,367
Operations within segments | Jackson (US insurance operations) | Variable annuity separate account
Assets
Financial investments		145,295
Total assets		145,295
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		145,295
Total liabilities		145,295
Total equity and liabilities		145,295
Operations within segments | Jackson (US insurance operations) | Fixed annuity, GICs and other
Assets
Deferred acquisition costs and other intangible assets		8,990
Reinsurers' share of insurance contract liabilities		6,527
Other assets		3,834
Investment properties		6
Financial investments		58,585
Cash and cash equivalents		1,130
Total assets		79,072
Total equity		6,702
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		56,857
Core structural borrowings of shareholder-financed businesses		196
Operational borrowings attributable to shareholder-financed businesses		767
Other liabilities		14,550
Total liabilities		72,370
Total equity and liabilities		79,072
Operations within segments | Asset management (US)
Assets
Other assets		143
Financial investments		18
Cash and cash equivalents		54
Total assets		215
Total equity		50
Liabilities
Operational borrowings attributable to shareholder-financed businesses		33
Other liabilities		132
Total liabilities		165
Total equity and liabilities		215
Elimination of intra-segment amounts | Asia
Assets
Other assets		(35)
Total assets		(35)
Liabilities
Other liabilities		(35)
Total liabilities		(35)
Total equity and liabilities		(35)
Elimination of intra-segment amounts | US
Assets
Other assets		(69)
Total assets		(69)
Liabilities
Other liabilities		(69)
Total liabilities		(69)
Total equity and liabilities		£ (69)

[1]	As at 1 January 2019, the Group applied IFRS 16, ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 for further details. As at 30 June 2019, right-of-use assets recognised in property, plant and equipment for continuing operations amounted to £425 million.